Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net [Abstract]
Intangible Assets, Net

Note 7 - Intangible Assets, Net

	December 31,
	2020	2019
	U.S. Dollars (in thousands)

Patent registration costs	1,927	1,711

Accumulated amortization	1,318	1,220

Total intangible assets, net	609	491

F - 20

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 7 - Intangible Assets, net (cont’d)

Patent registration costs are amortized over their estimated useful life of 10 years.

Amortization expense for the years ended December 31, 2020, 2019 and 2018 amounted to $98, $91 and $98, respectively.

As of December 31, 2020, the estimated amortization expenses of intangible assets for the years 2021 to 2025 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2021	101
2022	99
2023	88
2024	78
2025	71